Profit before Income Tax	12 Months Ended
Dec. 31, 2020
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Profit before Income Tax
28	PROFIT BEFORE INCOME TAX
Profit before income tax is stated after charging/(crediting) the following:

	For the year ended 31 December
	2020 RMB million	2019 RMB million	2018 RMB million
Employee salaries and welfare costs	19,523	20,125	19,268
Housing benefits	1,317	1,189	1,061
Contribution to the defined contribution pension plan	2,455	2,905	2,531
Depreciation and amortisation	5,161	4,379	2,638
Foreign exchange losses/(gains)	(119)	67	194
Remuneration in respect of audit services provided by auditors	63	60	59